Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	North Capital Funds Trust
Entity Central Index Key	0001761511
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	North Capital Treasury Money Market Fund
Class Name	Institutional Class
Trading Symbol	NCGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the North Capital Treasury Money Market Fund for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.northcapital.com/. You can also request this information by contacting us at 833-262-3863.
Additional Information Phone Number	833-262-3863
Additional Information Website	https://funds.northcapital.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]	Visit https://funds.northcapital.com/ for more recent performance information.
Net Assets	$ 19,428,590
Holdings Count | $ / shares	10
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$19,428,590
Number of Holdings	10
Average Credit Quality	AAA
Daily Liquid Assets	90.7%
Weekly Liquid Assets	90.7%
Weighted Average Maturity	36.24 days
Weighted Average Life	36.24 days
7-Day Yield	4.86%

Holdings [Text Block]

Top Security Types	(% of Net Assets)
U.S. Treasury Bills	110.1%
Cash & Other	-10.1%

Effective Maturity Schedule	(% of Net Assets)
1-7 Days	10.2%
8-30 Days	35.8%
31-90 Days	64.1%
91-180 Days	0.0%
181 Days or more	0.0%

Updated Prospectus Web Address	https://funds.northcapital.com/